Exhibit 99.9

Rebuttal Findings 10.05.2026

Seller:

Deal ID:

Total Loan Count: 433

Loans by Grade in Population
Loan Grade	Count	Percentage
1	419	96.77%
2	8	1.85%
3	6	1.39%

Trade Summary
Loan Status	Count	Percentage
Review Complete	430	99.31%
In Rebuttal	3	0.69%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
3	8	3	3	6	2	0	0	0	6	0	2
2	8	0	0	0	0	0	0	0	0	8	0
1	417	0	0	0	0	0	0	0	0	0	417

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2	1
Compliance	8	0	0	8	0	0	8	0
NC rate spread home loan test -	8	0	0	8	0	0	8	0
Credit	3	3	0	0	0	0	0	3
Income document Missing	2	2	0	0	0	0	0	2
Paystub Missing	1	1	0	0	0	0	0	1
Valuation	6	6	0	0	6	0	0	0
Appraisal - Value is not supported within a 10% variance	6	6	0	0	6	0	0	0